Debt Principal Payments (Net of Unamortized Discounts) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 28, 2012
Debt Disclosure [Abstract]
2014	$ 52
2015	319
2016	297
2017	301
2018	843
Thereafter	1,387
Long-term debt	$ 3,199	$ 2,935